Subsequent events	3 Months Ended
Mar. 31, 2023
Subsequent events
Subsequent events
7.	Subsequent events:

On April 17, 2023, a short-term loan agreement was signed with a related party for $1,000,000 of which $500,000 has been received as of the date these financial statements were available to be issued.

On April 19, 2023, the company issued 750,000 shares to its Chief Executive Officer in fulfilment of his 2022 contract.

Subsequent events have been evaluated through May 12, 2023, the date these financial statements were available to be released and noted no other events requiring disclosure.